Share-based compensation expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses (note 14)	$ 11.2	$ 9.6
Stock options and restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses (note 14)	8.0	5.6
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses (note 14)	$ 3.2	$ 4.0